2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
2. Investment Securities
Investment securities available for sale
(Dollars in thousands)
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-backed securities	$143,095	2,812	593	145,314
U.S. Government
sponsored enterprises	7,384	331	208	7,507
State and political subdivisions	87,757	4,758	87	92,428
Total	$238,236	7,901	888	245,249
(Dollars in thousands)
	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$7,889	75	-	-	7,889	75
U.S. Government
sponsored enterprises	5,232	15	3,263	170	8,495	185
Mortgage-backed securities	131,483	2,477	19,632	542	151,115	3,019
State and political subdivisions	80,076	1,981	5,922	276	85,998	2,257
Total	$224,680	4,548	28,817	988	253,497	5,536
(Dollars in thousands)
	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$80,827	565	4,762	28	85,589	593
U.S. Government
sponsored enterprises	-	-	4,193	208	4,193	208
State and political subdivisions	7,126	87	-	-	7,126	87
Total	$87,953	652	8,955	236	96,908	888

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2021
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$8,051	8,081
Due from one to five years	11,759	12,274
Due from five to ten years	127,903	129,832
Due after ten years	40,307	39,210
Mortgage-backed securities	218,402	217,152
Total	$406,422	406,549

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
	December 31, 2021
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U. S Treasuries	$7,889	-	7,889	-
U.S. Government
sponsored enterprises	$14,267	-	14,267	-
Mortgage-backed securities	$217,152	-	217,152	-
State and political subdivisions	$167,241	-	167,241	-
(Dollars in thousands)
	December 31, 2020
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$145,314	-	145,314	-
U.S. Government
sponsored enterprises	$7,507	-	7,507	-
State and political subdivisions	$92,428	-	92,428	-